Borrowings and financial liabilities - Accounting treatment of KREOS 2021 hybrid financing (Details) - EUR (€) € in Thousands			12 Months Ended
	Nov. 19, 2021	Nov. 09, 2021	Dec. 31, 2022	Dec. 31, 2021
Borrowings and financial liabilities
(+) Gross proceed Tr A & B	€ 677
Fair value of the convertible notes			€ 23,485	€ 28,863
Reduction in the equity recognized for redemption value of the 2018 BSAs			48	47	[1]
Non-convertible bonds and convertible notes to Kreos
Borrowings and financial liabilities
(+) Gross proceed Tr A & B		€ 5,500
Financial debt for tranches A and B
Borrowings and financial liabilities
Fair value of the convertible notes	4,300
Liability derivatives for premiums received on options sold
Borrowings and financial liabilities
Fair value of the convertible notes	1,200
Bifurcated conversion options of tranches A and B
Borrowings and financial liabilities
Fair value of the convertible notes	464
BSA Kreos 2021
Borrowings and financial liabilities
Fair value of the convertible notes	710
Financial compensation for the 2018 BSAs bought back
Borrowings and financial liabilities
Fair value of the convertible notes	48
Drawing rights on tranches C and D
Borrowings and financial liabilities
Fair value of the convertible notes	€ 0
KREOS Contract
Borrowings and financial liabilities
(+) Gross proceed Tr A & B				5,500
Gross proceed Tr C			677	677
KREOS 2021 day one gain
Borrowings and financial liabilities
Gross proceed Tr C			€ 98	€ 98
KREOS 2021 - Non-convert Tranches
Borrowings and financial liabilities
Average effective interest rate			26.37%
KREOS 2021 - Convert Tranches
Borrowings and financial liabilities
Average effective interest rate			22.85%

[1]	The general meetings held on May 10, 2021 and on April 4,2022 decided the allocation of premiums to accumulated deficit.